Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical)	May 02, 2018	Nov. 06, 2017	Jun. 30, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Statement Of Stockholders Equity [Abstract]
Common stock issued, par value			$ 0.01	$ 0.01	$ 0.01
Preferred stock issued, par value			$ 0.01	$ 0.01	$ 0.01
Reverse stock split ratio	0.002	0.0029